KEY MANAGEMENT PERSONNEL COMPENSATION (Tables)	12 Months Ended
Jun. 30, 2024
KEY MANAGEMENT PERSONNEL COMPENSATION
Schedule of compensation of directors and other members of key management personnel

	06/30/2024	06/30/2023	06/30/2022
Salaries, social security and other benefits	2,092,122	1,587,773	2,611,603
Share-based incentives	8,117,254	3,415,108	1,430,745
Total	10,209,376	5,002,881	4,042,348